LEGG MASON GLOBAL TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. SMALL-CAPITALIZATION EQUITY PORTFOLIO

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

The last sentence of the legend on the cover of each fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated May 1, 2011, as supplemented on July 8, 2011 and August 19, 2011 and as may be amended or further supplemented, the fund’s statement of additional information, dated May 1, 2011, as supplemented on August 19, 2011 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 31, 2010, are incorporated by reference into this Summary Prospectus.

The following affects each fund’s summary prospectus, prospectus and statement of additional information:

Each fund’s Board of Directors voted on August 18, 2011 to remove the Redemption Fee of each fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from each fund’s summary prospectus, prospectus and statement of additional information.

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